Employee benefit plans	6 Months Ended
Jun. 30, 2019
Employee benefit plans
Employee benefit plans

11. Employee benefit plans

The Company currently has five principal pension plans, one for German employees, three for French employees and the other covering employees in the United States, the last of which was curtailed in 2002. Plan benefits are generally based on years of service and final salary. As there is no legal requirement in Germany to fund defined benefit plans, the Company's pension obligations in Germany are unfunded. Each year FMCH contributes to the plan covering United States employees at least the minimum required by the Employee Retirement Income Security Act of 1974, as amended. In 2019, FMCH did not have a minimum funding requirement. For the first six months of 2019, the Company voluntarily provided €575 to the defined benefit plan. For the remaining period of 2019, the Company expects further voluntarily contributions of €517.

The following table provides the calculations of net periodic benefit cost for the three and six months ended June 30, 2019 and 2018, respectively.

Net periodic benefit cost
in € THOUS
	For the three months ended June 30,		For the six months ended June 30,
	2019	2018	2019	2018

Current service cost	7.460	6.838	14.904	13.632
Net interest cost	3.463	3.240	6.917	6.448
Net periodic benefit costs	10.923	10.078	21.821	20.080